INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets consist of:
Intellectual properties		$ 1,685	$ 681
Accumulated amortization		(188)	(70)
Total intangible assets, net	$ 10,245	1,497	$ 611
License [Member]
Intangible assets consist of:
Intellectual properties	1,685	1,685
Accumulated amortization	(252)	(188)
Total intangible assets, net	1,433	1,497
Acquisition Diogenix (Preliminary IPRD) [Member]
Intangible assets consist of:
Total intangible assets, net	$ 8,812	$ 0